Shareholder's Equity - Schedule of Reserves (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Reserves [Abstract]
Legal	[1]	$ 5,082	$ 4,898
Working Capital	[2]	42,425	42,209
General	[3]	9,585	3,131
Total		57,092	50,238
Balance as of January 1		50,238	45,743
Increase in working capital reserves		216	1,358
Increase in legal reserves		184	6
Increase in general reserves		6,454	3,131
Balance as of December 31		$ 57,092	$ 50,238

[1]	Legal Reserves – Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.
[2]	Reserves for working capital – These are eventually used to transfer earnings from the retained earnings for appropriation purposes.
[3]	General reserves – These are eventually used to transfer earnings from the retained earnings for fulfilling various business needs, like enhancing the working capital, distributing dividends to the shareholders, meeting various kinds of other contingencies, etc.